Accounts payable for business combination and acquisition of associates (Details 4 - Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Accounts payable for business combination and acquisition of associates
Additions to accounts payable for business combination	[1]	R$ 28,043	R$ 120,344
Price adjustment in acquisition of companies		23,562
Escola Start Ltda. ("Start")
Accounts payable for business combination and acquisition of associates
Additions to accounts payable for business combination		4,481
Mind Makers
Accounts payable for business combination and acquisition of associates
Additions to accounts payable for business combination		32,968
Editora De Gouges S.A ("De Gouges")
Accounts payable for business combination and acquisition of associates
Reduction in accounts payable for business combination		R$ 9,406

[1]	As of December 31, 2023 it includes the purchase price of Escola Start, in the amount of R$ 4,481 (as per note 5), and the price adjustment in the acquisition of companies, in the amount of R$ 23,562, as follows: (i) increase of R$32,968 in the purchase price of Mind Makers, due to the performance of the business, considering the number of students who used the products made available by this entity in April 2023, in accordance with the 4th contractual amendment, which defined the targets for the payment of earnout, and (ii) reduction of R$9,406 in the price of the company Editora de Gouges (“Eleva”), as a result of the review of the net debt provided for in the shareholder’s agreement.